Consolidated Statements of Financial Position - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Current
Cash	$ 421	$ 355
Accounts receivable (note 3)	332	301
Income taxes recoverable	35	87
Inventories (note 4)	92	63
Other current assets (note 5)	360	331
Current portion of contract assets (note 22)	63	97
Total Current assets	1,303	1,234
Investments and other assets (notes 6 and 30)	71	70
Property, plant and equipment (notes 7 and 14)	5,883	6,019
Other long-term assets (notes 8 and 28)	208	163
Deferred income tax assets (note 25)	2	2
Intangibles (note 9)	7,998	7,996
Goodwill (note 9)	280	280
Contract assets (note 22)	23	28
Total assets	15,768	15,792
Current
Short-term borrowings (note 10)	200	200
Accounts payable and accrued liabilities (note 11)	959	988
Provisions (note 12)	45	46
Current portion of contract liabilities (note 22)	200	213
Current portion of long-term debt (notes 13 and 30)	1	1
Current portion of lease liabilities (note 14)	113	110
Current portion of derivatives	0	2
Total Current liabilities	1,518	1,560
Long-term debt (notes 13 and 30)	4,552	4,549
Lease liabilities (note 14)	1,017	1,135
Other long-term liabilities (notes 15 and 28)	8	26
Provisions (note 12)	81	77
Deferred credits (note 16)	373	389
Contract liabilities (note 22)	20	15
Deferred income tax liabilities (note 25)	1,962	1,998
Total liabilities	9,531	9,749
Commitments and contingencies (notes 12, 27 and 28)
Shareholders' equity
Common and preferred shareholders	6,237	6,043
Total equity and liabilities	$ 15,768	$ 15,792